Investment in equity accounted investees (Details 1) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2026 INR (₨)		Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)		Mar. 31, 2024 INR (₨)		Mar. 31, 2026 USD ($)	Mar. 31, 2023 INR (₨)
Investments accounted for using equity method [Line Items]
Ownership		51.30%		51.30%	51.30%
Current assets		₨ 301,975			₨ 250,112				$ 3,219
Non-current assets		277,371			242,877				2,956
Total assets		579,346			492,989				6,175
Equity		380,457			337,166		₨ 280,550		4,054	₨ 230,991
Liabilities		167,566			130,392				1,787
Total equity and liabilities		579,346			492,989				6,175
Revenues		335,933	[1]	$ 3,580	325,535	[1]	279,164	[1]
Profit for the year		42,466		452	57,245		55,684
Company's share of profits for the year		134		$ 1	217		₨ 147
Carrying value of the Company's investment		₨ 5,673			₨ 4,811				$ 60
Kunshan Rotam Reddy Pharmaceuticals Co Limited [Member]
Investments accounted for using equity method [Line Items]
Ownership		51.30%		51.30%	51.30%		51.30%
Current assets		₨ 7,794			₨ 6,551		₨ 6,447
Non-current assets		5,448			4,514		3,799
Total assets		13,242			11,065		10,246
Equity		9,942			8,273		7,692
Liabilities		3,301			2,792		2,554
Total equity and liabilities		13,242			11,065		10,246
Revenues		8,339			9,317		9,688
Expenses		8,031			8,892		9,396
Profit for the year		308			425		292
Company's share of profits for the year		158			218		150
Carrying value of the Company's investment	[2]	5,263			4,428		4,130
Translation adjustment arising out of translation of foreign currency balances		₨ 1,229			₨ 552		₨ 472

[1]	Revenues for the year ended March 31, 2026 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, of Rs.7,270 (as compared to Rs.9,389 and Rs.10,707 for the years ended March 31, 2025 and 2024, respectively) and from the PSAI segment to the Others segment of Rs.0 (as compared to Rs.0 and Rs.72 for the years ended March 31, 2025 and 2024, respectively)
[2]	Includes Rs.181 representing the goodwill on acquisition of investment.